Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000111998 | Broadcom8083315
Holdings [Line Items]
Percent of Total Investments	6.40%
C000111998 | Public Service Enterprise Group8083366
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111998 | ConocoPhillips8083320
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111998 | AbbVie8083311
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111998 | Lamar Advertising8083351
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | Enterprise Products Partners8083330
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | Ares Management8083313
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111998 | Old Republic International8083357
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111998 | Procter & Gamble8083362
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111998 | Texas Instruments8083375
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111998 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000111998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000111998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000111998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000111998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000111998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000111998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000111999 | Broadcom8083315
Holdings [Line Items]
Percent of Total Investments	6.40%
C000111999 | Public Service Enterprise Group8083366
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111999 | ConocoPhillips8083320
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111999 | AbbVie8083311
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111999 | Lamar Advertising8083351
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | Enterprise Products Partners8083330
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | Ares Management8083313
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111999 | Old Republic International8083357
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111999 | Procter & Gamble8083362
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111999 | Texas Instruments8083375
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000111999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000111999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000111999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000111999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000111999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000111999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%